EQUITY-METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY-METHOD INVESTMENT
Schedule of equity-method investment
	As of December 31, 2011	As of December 31, 2012
Investment cost	$1,076	$1,076
Share of loss	(350)	(306)
Exchange difference	91	93
	$817	$863